Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Transition Report	false
Document Fiscal Period Focus	FY
Trading Symbol	CHU
Entity Registrant Name	CHINA UNICOM (HONG KONG) LTD
Entity Central Index Key	0001113866
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Filer Category	Large Accelerated Filer
Entity File Number	1-15028
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	K3
Security Exchange Name	NYSE
Entity Address, Country	HK
Document Registration Statement	false
Document Annual Report	true
Entity Common Stock, Shares Outstanding	30,598,124,345
Document Accounting Standard	International Financial Reporting Standards
Title of 12(b) Security	Ordinary shares
Document Shell Company Report	false
American Depositary Shares [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true